CONSOLIDATED BALANCE SHEET (Paraenthetical) - $ / shares	Dec. 31, 2025	Mar. 18, 2025
CONSOLIDATED BALANCE SHEET
Common Shares, par value	$ 1	$ 1
Common Shares, shares authorized	50,000	50,000
Common Shares, shares issued	1
Common Shares, shares outstanding	1